Financial Instruments and Risk Management - IPO (Details) kr / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended		9 Months Ended
	Oct. 20, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) $ / shares	Oct. 13, 2022 shares	Oct. 03, 2022 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2023 kr / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Dec. 29, 2022 DKK (kr)	Oct. 31, 2022 DKK (kr)	Sep. 30, 2022 USD ($)	Aug. 31, 2022 kr / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 kr / shares	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 DKK (kr) kr / shares shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($) shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Registered share capital (in DKK) | kr												kr 24,139,413
Share capital							$ 4,415			$ 3,886	kr 24,139,413						$ 3,755		kr 23,141,524	kr 19,198,668
Outstanding share capital (in DKK) | $							$ (2,734)		$ 2,535	$ 8,303				$ 13,548		$ (20,150)	$ 32,437						$ 7,038		$ 9,362
American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and sold	114,402		114,402				3,323,212
Price per share issued as commitment fee | $ / shares		$ 2.76					$ 1.79
Total proceeds from sale of ordinary shares | $				$ 300			$ 6,000
Nominal value per share | kr / shares								kr 1
Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and sold					269,136	745,380
Price per share issued as commitment fee | $ / shares					$ 8.89	$ 8.89
Total proceeds from sale of ordinary shares | $					$ 2,400	$ 6,600
Share capital | kr	kr 24,092,330	$ 24,092,330											kr 24,139,413						kr 23,141,524		kr 19,198,668
Shares registered (in shares)																					19,198,668
Number of shares issued (in shares)							27,814,140			24,139,413	24,139,413						23,203,808				19,198,668		16,198,668		15,184,152
Shares outstanding (in shares)																					19,198,668
Nominal value per share | kr / shares											kr 1				kr 1			kr 1			kr 1	kr 1		kr 1